Long-term Debt - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Feb. 15, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings repurchase principal amount	$ 39,123
Borrowings repurchase interest amount	484
Repayment of loans	39,123	$ 0	$ 39,123
Loss on extinguishment of liabilities	292
Legal fees incurred in settlement of debt	40
Gain on Extinguishment of Royalty Payment Obligations	$ 120
Warrant Transaction Member
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of warrants cancelled	16,873
Range of exercise price	$ 152.1	$ 0	$ 152.1
Warrants Held by SALP [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of warrants cancelled	16,873
Range of exercise price	$ 152.1